Basic and diluted net earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share, Basic and Diluted EPS [Abstract]
Schedule of Reconciliation of the Net Earnings and the Weighted Average Shares
The reconciliation of the net earnings and the weighted average shares used in the computation of basic and diluted net earnings per share are as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars, except number of shares and per share amounts)	2026	2025	2026	2025
Net earnings attributable to shareholders of AQN from continuing operations	$7.5	$17.4	$93.2	$112.8
Series A preferred share dividend	1.4	1.4	2.8	2.8
Series D preferred share dividend	1.2	1.2	2.4	2.4
Net earnings attributable to common shareholders of AQN from continuing operations	4.9	14.8	88.0	107.6
Net earnings (loss) attributable to common shareholders of AQN from discontinued operations	(3.9)	6.7	(3.4)	8.1
Net earnings attributable to common shareholders of AQN – basic and diluted	$1.0	$21.5	$84.6	$115.7
Weighted average number of shares
Basic	769,712,719	768,056,555	769,289,055	767,864,646
Effect of dilutive securities	3,164,684	4,354,954	3,605,990	3,603,651
Diluted average number of shares	772,877,403	772,411,509	772,895,045	771,468,297
Basic and diluted net earnings per share from continuing operations	$0.01	$0.02	$0.11	$0.14
Basic and diluted net earnings (loss) per share from discontinued operations	$(0.01)	$0.01	$—	$0.01
Basic and diluted net earnings per share	$—	$0.03	$0.11	$0.15